Concentration and risks (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Concentration Risk [Line Items]
Credit risk description	the insurance coverage for cash deposits of each bank is RMB500,000. As of March 31, 2026, cash and restricted cash balance of RMB33,138,585 ($4,804,086) was deposited with financial institutions located in China, of which RMB31,930,936 ($4,629,014) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.
Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
concentration risk	31.10%	27.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
concentration risk	28.00%	22.60%
Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk [Line Items]
concentration risk	13.90%	16.10%
Revenue Benchmark [Member] | Vendor One [Member]
Concentration Risk [Line Items]
concentration risk	53.00%	57.20%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
concentration risk	13.90%		22.90%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
concentration risk	11.00%		11.50%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
concentration risk	10.10%
Accounts Payable [Member] | Vendor One [Member]
Concentration Risk [Line Items]
concentration risk	10.80%	40.60%
Accounts Payable [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
concentration risk	10.80%